Annual Fund Operating Expenses			12 Months Ended
		Feb. 01, 2026	Dec. 31, 2025
VanEck Alternative Asset Manager ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination		February 1, 2027
VanEck Alternative Asset Manager ETF | VanEck Alternative Asset Manager ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)		0.40%
Other Expenses (as a percentage of Assets):	[1],[2]	0.00%
Expenses (as a percentage of Assets)	[1]	0.40%
VanEck Biotech ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination		February 1, 2027
VanEck Biotech ETF | VanEck Biotech ETF Share Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)		0.35%
Other Expenses (as a percentage of Assets):	[3]	0.00%
Expenses (as a percentage of Assets)	[3]	0.35%
VanEck Digital Transformation ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination		February 1, 2027
VanEck Digital Transformation ETF | VanEck Digital Transformation ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)		0.50%
Other Expenses (as a percentage of Assets):	[4]	0.02%
Expenses (as a percentage of Assets)	[4]	0.52%
VanEck Energy Income ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination		February 1, 2027
VanEck Energy Income ETF | VanEck Energy Income ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)		0.45%
Other Expenses (as a percentage of Assets):	[5]	0.01%
Expenses (as a percentage of Assets)	[5]	0.46%
VanEck Environmental Services ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination		February 1, 2027
VanEck Environmental Services ETF | VanEck Environmental Services ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)		0.50%
Other Expenses (as a percentage of Assets):		0.12%
Expenses (as a percentage of Assets)	[6]	0.62%
Fee Waiver or Reimbursement	[6]	(0.07%)
Net Expenses (as a percentage of Assets)		0.55%
VanEck Fabless Semiconductor ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination		February 1, 2027
VanEck Fabless Semiconductor ETF | VanEck Fabless Semiconductor ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)		0.35%
Other Expenses (as a percentage of Assets):	[7]	0.00%
Expenses (as a percentage of Assets)	[7]	0.35%
VanEck Gaming ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination		February 1, 2027
VanEck Gaming ETF | VanEck Gaming ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)		0.50%
Other Expenses (as a percentage of Assets):	[8],[9]	0.01%
Expenses (as a percentage of Assets)	[8]	0.51%
VanEck Pharmaceutical ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination		February 1, 2027
VanEck Pharmaceutical ETF | VanEck Pharmaceutical ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)		0.35%
Other Expenses (as a percentage of Assets):	[10]	0.01%
Expenses (as a percentage of Assets)	[10]	0.36%
VanEck Retail ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination		February 1, 2027
VanEck Retail ETF | VanEck Retail ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)		0.35%
Other Expenses (as a percentage of Assets):	[11]	0.00%
Expenses (as a percentage of Assets)	[11]	0.35%
VanEck Robotics ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination		February 1, 2027
VanEck Robotics ETF | VanEck Robotics ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)		0.47%
Other Expenses (as a percentage of Assets):	[12]	0.00%
Expenses (as a percentage of Assets)	[12]	0.47%
VanEck Semiconductor ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination		February 1, 2027
VanEck Semiconductor ETF | VanEck Semiconductor ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)		0.35%
Other Expenses (as a percentage of Assets):	[13]	0.00%
Expenses (as a percentage of Assets)	[13]	0.35%
VanEck Video Gaming and eSports ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination		February 1, 2027
VanEck Video Gaming and eSports ETF | VanEck Video Gaming and eSports ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)		0.50%
Other Expenses (as a percentage of Assets):		0.05%
Expenses (as a percentage of Assets)	[14]	0.55%
VanEck Durable High Dividend ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination		February 1, 2027
VanEck Durable High Dividend ETF | VanEck Durable High Dividend ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)		0.29%
Other Expenses (as a percentage of Assets):	[15]	0.01%
Expenses (as a percentage of Assets)	[15]	0.30%
VanEck Long/Flat Trend ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination		February 1, 2027
VanEck Long/Flat Trend ETF | VanEck Long/Flat Trend ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)		0.50%
Other Expenses (as a percentage of Assets):		0.30%
Acquired Fund Fees and Expenses	[16]	0.03%
Expenses (as a percentage of Assets)	[17]	0.83%
Fee Waiver or Reimbursement	[17]	(0.25%)
Net Expenses (as a percentage of Assets)	[17]	0.58%
VanEck Morningstar Global Wide Moat ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination		February 1, 2027
VanEck Morningstar Global Wide Moat ETF | VanEck Morningstar Global Wide Moat ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)		0.45%
Other Expenses (as a percentage of Assets):		0.69%
Expenses (as a percentage of Assets)	[18]	1.14%
Fee Waiver or Reimbursement	[18]	(0.62%)
Net Expenses (as a percentage of Assets)	[18]	0.52%
VanEck Morningstar International Moat ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination		February 1, 2027
VanEck Morningstar International Moat ETF | VanEck Morningstar International Moat ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)		0.50%
Other Expenses (as a percentage of Assets):		0.13%
Expenses (as a percentage of Assets)	[19]	0.63%
Fee Waiver or Reimbursement	[19]	(0.05%)
Net Expenses (as a percentage of Assets)	[19]	0.58%
VanEck Morningstar SMID Moat ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination		February 1, 2027
VanEck Morningstar SMID Moat ETF | VanEck Morningstar SMID Moat ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)		0.45%
Other Expenses (as a percentage of Assets):		0.04%
Expenses (as a percentage of Assets)	[20]	0.49%
Fee Waiver or Reimbursement	[20]	0.00%
Net Expenses (as a percentage of Assets)	[20]	0.49%
VanEck Morningstar Wide Moat ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination		February 1, 2027
VanEck Morningstar Wide Moat ETF | VanEck Morningstar Wide Moat ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)		0.45%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)	[21]	0.46%
Fee Waiver or Reimbursement	[21]	0.00%
Net Expenses (as a percentage of Assets)	[21]	0.46%
VanEck Morningstar Wide Moat Value ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination		February 1, 2027
VanEck Morningstar Wide Moat Value ETF | VanEck Morningstar Wide Moat Value ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)		0.45%	14.02%
Other Expenses (as a percentage of Assets):		1.64%
Expenses (as a percentage of Assets)		2.09%
Fee Waiver or Reimbursement	[22]	(1.59%)
Net Expenses (as a percentage of Assets)	[22]	0.50%
VanEck Social Sentiment ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination		February 1, 2027
VanEck Social Sentiment ETF | VanEck Social Sentiment ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)		0.75%
Other Expenses (as a percentage of Assets):	[23]	0.01%
Expenses (as a percentage of Assets)	[23]	0.76%
VanEck Real Assets ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination		February 1, 2027
VanEck Real Assets ETF | VanEck Real Assets ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)		0.50%
Other Expenses (as a percentage of Assets):		0.09%
Acquired Fund Fees and Expenses	[24]	0.30%
Expenses (as a percentage of Assets)	[25]	0.89%
Fee Waiver or Reimbursement	[25]	(0.20%)
Net Expenses (as a percentage of Assets)	[25]	0.69%
VanEck Commodity Strategy ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination		February 1, 2027
VanEck Commodity Strategy ETF | VanEck Commodity Strategy ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)		0.55%
Other Expenses (as a percentage of Assets):	[26]	0.00%
Expenses (as a percentage of Assets)	[26]	0.55%
Fee Waiver or Reimbursement	[26]	0.00%
Net Expenses (as a percentage of Assets)	[26]	0.55%
VanEck Technology TruSector ETF | VanEck Technology TruSector ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)		0.10%
Other Expenses (as a percentage of Assets):	[27],[28]	0.00%
Acquired Fund Fees and Expenses	[28],[29]	0.04%
Expenses (as a percentage of Assets)	[27]	0.14%
VanEck Consumer Discretionary TruSector ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination		February 1, 2027
VanEck Consumer Discretionary TruSector ETF | VanEck Consumer Discretionary TruSector ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)		0.10%
Other Expenses (as a percentage of Assets):	[30],[31]	0.00%
Acquired Fund Fees and Expenses	[31],[32]	0.06%
Expenses (as a percentage of Assets)	[30]	0.16%
VanEck Communication Services TruSector ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination		February 1, 2027
VanEck Communication Services TruSector ETF | VanEck Communication Services TruSector ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)		0.10%
Other Expenses (as a percentage of Assets):	[33],[34]	0.00%
Acquired Fund Fees and Expenses	[34],[35]	0.04%
Expenses (as a percentage of Assets)	[33]	0.14%

[1]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least February 1, 2027.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[3]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least February 1, 2027.
[4]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least February 1, 2027.
[5]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least February 1, 2027.
[6]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.55% of the Fund’s average daily net assets per year until at least February 1, 2027. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.
[7]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least February 1, 2027.
[8]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least February 1, 2027.
[9]	“Other Expenses” have been restated to reflect current fees.
[10]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least February 1, 2027.
[11]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least February 1, 2027.
[12]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least February 1, 2027.
[13]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least February 1, 2027.
[14]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.55% of the Fund’s average daily net assets per year until at least February 1, 2027. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.
[15]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least February 1, 2027
[16]	“Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies. Because acquired fund fees and expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements and the information presented in the table will differ from that presented in the Fund’s financial highlights included in the Fund’s report to shareholders.
[17]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.55% of the Fund’s average daily net assets per year until at least February 1, 2027. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.
[18]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.52% of the Fund’s average daily net assets per year until at least February 1, 2027. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.
[19]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.56% of the Fund’s average daily net assets per year until at least February 1, 2027. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.
[20]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.49% of the Fund’s average daily net assets per year until at least February 1, 2027. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation
[21]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.49% of the Fund’s average daily net assets per year until at least February 1, 2027. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.
[22]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.49% of the Fund’s average daily net assets per year until at least February 1, 2027. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.
[23]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least February 1, 2027.
[24]	“Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including funds which invest exclusively in money market instruments. Because acquired fund fees and expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements and the information presented in the table will differ from that presented in the Fund’s financial highlights included in this Prospectus and on the Fund’s filing on form N-CSR. Acquired fund fees and expenses include fees and expenses associated with investments in investment companies managed by Van Eck Absolute Return Advisers Corporation (the “Adviser”) or its affiliates; the Adviser has agreed to waive the management fee it charges to the Fund by any amount the Adviser or its affiliates collect as a management fee from such investment company. Such waivers are included in “Fee Waivers and Expense Reimbursement” above.
[25]	The Adviser has agreed to waive fees and/or reimburse Fund expenses (inclusive of any Subsidiary expenses) to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses of the Fund) from exceeding 0.55% of the Fund’s average daily net assets per year until at least February 1, 2027. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.
[26]	Van Eck Absolute Return Advisers Corporation (the “Adviser”) will pay all expenses of the Fund (inclusive of any Subsidiary (as defined below) expenses), except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay and/or reimburse the Fund for the offering costs and trading expenses that are net account or similar fees charged by futures commission merchants (“FCMs”) until at least February 1, 2027.
[27]	Van Eck Absolute Return Advisers Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least February 1, 2027.
[28]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[29]	“Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies. Because acquired fund fees and expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements and the information presented in the table will differ from that presented in the Fund’s financial highlights included in the Fund’s report to shareholders.
[30]	Van Eck Absolute Return Advisers Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least February 1, 2027.
[31]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[32]	“Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies. Because acquired fund fees and expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements and the information presented in the table will differ from that presented in the Fund’s financial highlights included in the Fund’s report to shareholders.
[33]	Van Eck Absolute Return Advisers Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least February 1, 2027.
[34]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[35]	“Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies. Because acquired fund fees and expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements and the information presented in the table will differ from that presented in the Fund’s financial highlights included in the Fund’s report to shareholders.